Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2016
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
12. Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Deposits from packaged-tour users	31,269	56,793	8,180
Deposit from HNA	649,360	—	—
Payable for business acquisition	26,781	21,664	3,121
Accrued liabilities related to customers incentive program	34,633	46,594	6,711
Accrued professional service fees	12,373	25,156	3,623
Accrued advertising expenses	56,293	315,651	45,463
Notes payable	70,000	—	—
Advanced payment from banks	21,575	11,006	1,585
Others	123,998	112,424	16,193
Total	1,026,282	589,288	84,876

Deposits from packaged-tour users represent cash paid to the Group as a deposit for overseas tours, and such amount is refundable upon completion of the tours.

HNA Tourism Holdings Group Co., Ltd. (“HNA”) provided RMB649 million (US$100 million) as the guarantee to fulfil of the ordinary shares subscription agreement signed on November 20, 2015. The amount was refunded in January 2016 upon the closing of the transaction.

Advanced payment from banks represent cash received by the Group for promotional and marking campaigns. Banks participating in these campaigns would reimburse the Group for tours sold to their credit card holders at a specified discount.